Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521
1933 Act Rule 485(a)
1933 Act File No. 333-212418
1940 Act File No. 811-23167

October 3, 2018

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	OSI ETF Trust (the "Registrant")
File Nos. 333-212418 and 811-23167

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), please find transmitted herewith, for filing via the EDGAR system, Post-Effective Amendment Nos. 14/16 to the Registrant's Registration Statement on Form N-1A (the "Amendment"). The Registrant is filing this Amendment for the purpose of registering shares of six new series of the Registrant designated as the O'Shares U.S. Large Cap Quality Value ETF, O'Shares U.S. Small Cap Quality Value ETF, O'Shares U.S. Large Cap Quality Dividend Growers ETF, O'Shares U.S. Small Cap Quality Dividend Growers ETF, O'Shares U.S. 500 Large Cap Equal Weight ETF and O'Shares U.S. 100 Mega Cap Equal Weight ETF (the "Funds").

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Funds.

The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Registrant's other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely, /s/ J. Stephen Feinour, Jr. J. Stephen Feinour, Jr.